Note 20 - Income Taxes - Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Non-capital losses	$ 3,232	$ 3,993
Deferred tax assets	3,232	3,993
Property and equipment	(819)	(826)
Investment in Juanicipio	(6,123)	(5,880)
Financing costs	(26)	0
Investments	(137)	(208)
Exploration and evaluation assets	(4,625)	0
Deferred tax liabilities	(11,730)	(6,914)
Net deferred income tax liability	$ (8,498)	$ (2,921)	$ (2,557)